Premises and Equipment (Operating Leases) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Leases, Rent Expense [Abstract]
Lease rental expense	$ 7	$ 8	$ 8
Operating Leases, Future Minimum Payments [Abstract]
2016	4
2017	3
2018	2
2019	1
2020	1
Thereafter	1
Total	$ 12